Summary of significant accounting policies - Additional Information (Details) ₸ in Thousands, ¥ in Thousands, SDG in Thousands, RM in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 SDG	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 KZT (₸)
Summary of significant accounting policies
Impairment on cryptocurrency				$ 4,706
Adopted of ASU 2023-08, increase to cryptocurrency		$ 83,339	$ 61,821	28,342
Change in fair value of cryptocurrency		(11,428)	42,427
Accounts payable		2,927	2,595
Gain on disposal of property, equipment and software		1,576	7,215	0
Customer deposits		5,566	12,865
Non-current financial investment without readily determinable fair values		2,845	2,782
Impairment loss		0	0	0
Impairment loss of property, equipment and software		10,167	11,303	21,126
Prepayment received from customers		9,317	24,248
Revenue recognized from contract liability		22,595	17,510	380
Fair value of embedded derivative		$ 0
Payment terms under credit sales		The payment terms under installment policy generally consist of the installments over a period of 90 to 180 days.
Standard product warranty		360 days that the product will operate under normal use
Warranty costs incurred		$ 6,889	2,598	3,596
Advertising expense		780	535	1,643
Deferred government grant		9,261	9,055
Employee social security and welfare benefit expenses		9,075	8,151	9,561
Accrued interest		$ 924	1,854
Appropriation to statutory general reserve percentage		10.00%
Statutory general reserve required maximum percentage of registered capital		50.00%
Number of operating segment | segment		1
Number of reportable segment | segment		1
Retained earnings (accumulated deficit)		$ (660,757)	(450,490)
Cumulative Effect, Period of Adoption, Adjustment
Summary of significant accounting policies
Adopted of ASU 2023-08, increase to cryptocurrency		18,893
Retained earnings (accumulated deficit)		18,893
Bank time deposits
Summary of significant accounting policies
Bank deposits insured by government authorities		2,831	3,218
CHINA | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | ¥						¥ 500
HONG KONG | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities							$ 500
UNITED STATES
Summary of significant accounting policies
Long lived assets, net		6,849
UNITED STATES | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities		250
Malaysia
Summary of significant accounting policies
Long lived assets, net		173
Malaysia | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | RM									RM 250
Singapore
Summary of significant accounting policies
Long lived assets, net		28,644
Singapore | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | SDG								SDG 100
KAZAKHSTAN | Deposits with financial institution
Summary of significant accounting policies
Bank deposits insured by government authorities | ₸										₸ 15,000
Cayman
Summary of significant accounting policies
Long lived assets, net		5,476
ETHIOPIA
Summary of significant accounting policies
Long lived assets, net		865
Other income
Summary of significant accounting policies
Government grants received		$ 603	2,038	3,559
Minimum
Summary of significant accounting policies
Value added tax recoverable percentage		6.00%
Maximum
Summary of significant accounting policies
Value added tax recoverable percentage		12.00%
Mining equipment
Summary of significant accounting policies
Estimated useful lives		1 year 6 months				1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Mining equipment | Subsequent events
Summary of significant accounting policies
Estimated useful lives					2 years
Mining equipment | Service life | Subsequent events
Summary of significant accounting policies
Depreciation expense	$ 5,788
Statutory Reserves
Summary of significant accounting policies
Profit appropriations to statutory reserves		$ 0	0	$ 0
Cryptocurrency
Summary of significant accounting policies
Customer deposits		$ 5,566	$ 7,563